ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	ALTERNATIVE - 6.0%
68,062	iMGP DBi Managed Futures Strategy ETF	$ 1,930,919
68,400	Simplify Managed Futures Strategy ETF	1,862,532
		3,793,451
	COMMODITY - 5.1%
116,287	Pimco Commodity Strategy Active ETF	3,236,267

	EQUITY - 47.2%
93,010	Astoria US Equal Weight Quality Kings ETF	3,247,993
104,247	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	8,586,825
107,097	State Street SPDR Portfolio S&P 500 ETF	8,593,464
54,935	T.Rowe Price Small-Mid Cap ETF	1,942,502
203,594	VictoryShares Free Cash Flow ETF	7,699,925
		30,070,709
	FIXED INCOME - 40.6%
139,969	Angel Oak Income ETF	2,925,352
25,687	BondBloxx Bloomberg Six Month Target Duration US	1,295,010
153,013	Janus Henderson AAA CLO ETF	7,763,880
77,523	PIMCO Enhanced Low Duration Active ETF	7,451,898
237,290	PIMCO Multi Sector Bond Active ETF	6,378,355
		25,814,495

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,757,780)	62,914,922

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
876,123	First American Government Obligations Fund, Class X, 4.06% (Cost $876,123)(a)	876,123

	TOTAL INVESTMENTS - 100.3% (Cost $57,633,903)	$ 63,791,045
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(194,943)
	NET ASSETS - 100.0%	$ 63,596,102

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 64.1%
14,142	Consumer Staples Select Sector SPDR Fund	$ 1,078,752
7,648	Energy Select Sector SPDR Fund	674,018
42,624	Financial Select Sector SPDR ETF	2,232,219
5,530	Materials Select Sector SPDR Fund	473,755
12,534	Technology Select Sector SPDR Fund	3,768,723
9,136	Vanguard Communication Services ETF	1,705,234
		9,932,701
	FIXED INCOME - 34.5%
30,170	Angel Oak Income ETF	630,553
31,224	BondBloxx Bloomberg Six Month Target Duration US	1,574,158
15,198	iShares Short Duration Bond Active ETF	779,505
21,429	iShares Short Treasury Bond ETF	2,367,691
		5,351,907

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,099,591)	15,284,608

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
191,730	First American Government Obligations Fund, Class X, 4.06% (Cost $191,730)(a)	191,730

	TOTAL INVESTMENTS - 99.8% (Cost $14,291,321)	$ 15,476,338
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	28,069
	NET ASSETS - 100.0%	$ 15,504,407

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.